Supplemental Information (Postretirement Benefit Plans - Benefit Obligations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other pension plans
Defined Benefit Plan, Benefit Obligations [Abstract]
Beginning balance	$ 15,589	$ 13,535
Service cost for benefits earned	416	403	$ 435
Interest cost on benefit obligation	555	587	523
Participant contributions	15	9
Plan amendments	(12)	(29)
Actuarial loss (gain)	(406)	2,170
Benefits paid	(576)	(493)
Acquisitions (dispositions)-net	6,859	48
Exchange rate adjustments	(822)	(641)
Ending balance	21,618	15,589	13,535
Principal retiree benefit plans
Defined Benefit Plan, Benefit Obligations [Abstract]
Beginning balance	10,703	9,913
Service cost for benefits earned	145	164	229
Interest cost on benefit obligation	335	424	410
Participant contributions	50	52
Plan amendments	(3,291)	(586)
Actuarial loss (gain)	(444)	1,440
Benefits paid	(691)	(704)
Acquisitions (dispositions)-net	(50)	0
Exchange rate adjustments	0	0
Ending balance	6,757	10,703	$ 9,913
Retiree health plans
Defined Benefit Plan, Benefit Obligations [Abstract]
Beginning balance	8,445
Ending balance	$ 4,838	$ 8,445